GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment loss		$ 3,843	$ 1,185
Impairment loss Intangible assests	$ 0	3,289
Cool Touch Inc (CT) [Member]
Impairment loss		$ 2,500
Term of material assumptions used		5 years
Long term growth rate		3.00%
Discount rate	21.00%	20.00%
Rakuto Bio Technologies Ltd. (RBT) [Member]
Impairment loss		$ 1,343	$ 1,185
Term of material assumptions used			5 years
Long term growth rate			3.00%
Discount rate			17.00%
Impairment loss Intangible assests		176	$ 1,343
Customer Relationships [Member]
Impairment loss		$ 3,113
Impairment loss Intangible assests	$ 3,113